Related Party Transactions and Balances (Details) - Schedule of the remaining balances with related parties are unsecured, non-interest bearing and repayable on normal credit terms - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Future New Energy Battery [Member]
Accounts receivable
Accounts receivable	$ 144,986
Amount due from related parties
Amount due from related parties	10,266
Zhongtan Future [Member]
Accounts receivable
Accounts receivable		156,922
Unearned income
Unearned income	130,488
Amount due to related parties
Amount due to related parties	27,271
Zhongxin [Member]
Unearned income
Unearned income	217,480
Amount due to related parties
Amount due to related parties	31,899
Jialin Zhu [Member]
Operating lease liabilities
Operating lease liabilities	88,035
Yuan Shen [Member]
Amount due to related parties
Amount due to related parties	126,371	119,210
Yuebo Zhang [Member]
Amount due to related parties
Amount due to related parties	30,000
Furuikang [Member]
Amount due to related parties
Amount due to related parties		3,907
Hangzhou Future New Energy [Member]
Amount due from related parties
Amount due from related parties	14
Zhiyong Tang [Member]
Amount due from related parties
Amount due from related parties		$ 5,941